OTHER SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
OTHER SUPPLEMENTAL INFORMATION
Schedule of other current liabilities

	December 31,
(in thousands)	2018	2017
Accrued workers compensation	$699	$878
Accrued job cost	1,385	1,221
Accrued legal and professional fees	691	893
Accrued commercial insurance	—	1,240
Restructuring reserve	367	—
Other accrued expenses	2,376	1,320
Total	$5,518	$5,552